OTHER RECEIVABLES, NET (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Yiang [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	$ 5,992,987
Chengtai [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	6,352,124
Zhongrun [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment of refundable deposit	$ 86,150